Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other liabilities [abstract]
Summary of other liabilities

Other liabilities by type
In EUR million	2025	2024
Net defined benefit liability	141	152
Other post-employment benefits	42	38
Other staff-related liabilities	798	784
Other taxation and social security contributions	837	899
Rents received in advance	15	14
Costs payable	2,021	1,764
Amounts to be settled	4,188	4,290
Lease liabilities	1,050	1,116
Other	2,898	3,311
	11,989	12,369